FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Gross amount	$ 7,062	$ 6,375
Impairment	$ 270	540	$ 450
Not in arrears
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	1.20%
Gross amount	$ 5,464	4,502
Impairment	$ 64	0
In arrears up to three months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	1.20%
Gross amount	$ 1,030	1,160
Impairment	$ 12	0
In arrears up to six months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	1.20%
Gross amount	$ 221	200
Impairment	$ 3	35
In arrears up to 12 months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	17.50%
Gross amount	$ 188	71
Impairment	$ 32	63
In arrears over 12 months
Disclosure of detailed information about financial instruments [line items]
Weighted average loss rate	100.00%
Gross amount	$ 159	442
Impairment	$ 159	$ 442